SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Summary Of Significant Accounting Policies Tables
Estimated useful life of the related asset
Office furniture and equipment	10 years

Computer equipment and software	5 years

Furniture and fixtures	5 years
Machinery and equipment	5 years
Software and hardware	5 years

Summary of derivative liabilities
July 31, 2017	Total	Level 1	Level 2	Level 3

Derivative liabilities	$710,448	$-	$-	$710,448

April 30, 2017	Total	Level 1	Level 2	Level 3

Derivative liabilities	$6,610,001	$-	$-	$6,610,001

April 30, 2017	Total	Level 1	Level 2	Level 3

Derivative liability	$6,610,001	$-	$-	$6,610,001

April 30, 2016	Total	Level 1	Level 2	Level 3

Derivative liability	$395,619	$-	$-	$395,619